September 1, 2021

BNY MELLON FUNDS TRUST
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund

BNY Mellon Income Stock Fund

BNY Mellon Mid Cap Multi-Strategy Fund

BNY Mellon Small Cap Multi-Strategy Fund

BNY Mellon Small/Mid Cap Multi-Strategy Fund

BNY Mellon International Fund

BNY Mellon Emerging Markets Fund

BNY Mellon International Equity Income Fund

Supplement to Current Prospectus

The following information supersedes and replaces any contrary information contained in the section "Fund Summary – BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund – Portfolio Management" in the prospectus:

BNYM Investment Adviser has engaged its affiliate, Newton Investment Management North America, LLC (Newton), to serve as the fund's sub-investment adviser responsible for the portions of the fund's assets allocated to the Dynamic Large Cap Value Strategy and the U.S. Large Cap Growth Strategy.

The fund's primary portfolio managers manage the fund's investments allocated to the Dynamic Large Cap Value Strategy and the U.S. Large Cap Growth Strategy as employees of Newton and are no longer employees of Mellon Investments Corporation (Mellon) nor do they manage the fund in their capacity as employees of BNYM Investment Adviser.

The following information supersedes and replaces any contrary information contained in the section "Fund Summary – BNY Mellon Income Stock Fund – Portfolio Management" in the prospectus:

BNYM Investment Adviser has engaged its affiliate, Newton, to serve as the fund's sub-investment adviser.

The fund's primary portfolio managers manage the fund's investments as employees of Newton and are no longer employees of Mellon nor do they manage the fund in their capacity as employees of BNYM Investment Adviser.

The following information supersedes and replaces any contrary information contained in the section "Fund Summary – BNY Mellon Mid Cap Multi-Strategy Fund – Portfolio Management" in the prospectus:

BNYM Investment Adviser has engaged its affiliate, Newton, to serve as the fund's sub-investment adviser responsible for the portions of the fund's assets allocated to the Opportunistic Mid Cap Value Strategy and the Mid Cap Growth Strategy.

The fund's primary portfolio managers manage the fund's investments allocated to the Opportunistic Mid Cap Value Strategy and the Mid Cap Growth Strategy as employees of Newton and are no longer employees of Mellon nor do they manage the fund in their capacity as employees of BNYM Investment Adviser.

MFT-S0921

The following information supersedes and replaces any contrary information contained in the section "Fund Summary – BNY Mellon Small Cap Multi-Strategy Fund – Portfolio Management" in the prospectus:

BNYM Investment Adviser has engaged its affiliate, Newton, to serve as the fund's sub-investment adviser responsible for the portions of the fund's assets allocated to the Opportunistic Small Cap Strategy, the Small Cap Value Strategy and the Small Cap Growth Strategy.

The fund's primary portfolio managers manage the fund's investments allocated to the Opportunistic Small Cap Strategy, the Small Cap Value Strategy and the Small Cap Growth Strategy as employees of Newton and are no longer employees of Mellon nor do they manage the fund in their capacity as employees of BNYM Investment Adviser.

The following information supersedes and replaces any contrary information contained in the section "Fund Summary – BNY Mellon Small/Mid Cap Multi-Strategy Fund – Portfolio Management" in the prospectus:

BNYM Investment Adviser has engaged its affiliate, Newton, to serve as the fund's sub-investment adviser responsible for the portions of the fund's assets allocated to the Opportunistic Small/Mid Cap Strategy, the Small/Mid Cap Value Strategy and the Small/Mid Cap Growth Strategy.

The fund's primary portfolio managers manage the fund's investments allocated to the Opportunistic Small/Mid Cap Strategy, the Small/Mid Cap Value Strategy and the Small/Mid Cap Growth Strategy as employees of Newton and are no longer employees of Mellon nor do they manage the fund in their capacity as employees of BNYM Investment Adviser.

The following information supersedes and replaces any contrary information contained in the section "Fund Summary – BNY Mellon International Fund – Portfolio Management" in the prospectus:

BNYM Investment Adviser has engaged its affiliate, Newton, to serve as the fund's sub-investment adviser.

The fund's primary portfolio managers manage the fund's investments as employees of Newton and are no longer employees of Mellon nor do they manage the fund in their capacity as employees of BNYM Investment Adviser.

The following information supersedes and replaces any contrary information contained in the section "Fund Summary – BNY Mellon Emerging Markets Fund – Portfolio Management" in the prospectus:

BNYM Investment Adviser has engaged its affiliate, Newton, to serve as the fund's sub-investment adviser.

The fund's primary portfolio managers manage the fund's investments as employees of Newton and are no longer employees of Mellon nor do they manage the fund in their capacity as employees of BNYM Investment Adviser.

The following information supersedes and replaces any contrary information contained in the section "Fund Summary – BNY Mellon International Equity Fund – Portfolio Management" in the prospectus:

BNYM Investment Adviser has engaged its affiliate, Newton, to serve as the fund's sub-investment adviser.

The fund's primary portfolio managers manage the fund's investments as employees of Newton and are no longer employees of Mellon nor do they manage the fund in their capacity as employees of BNYM Investment Adviser.

MFT-S0921

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The following information supplements the information contained in the section "Fund Details – Management – Sub-Investment Advisers" in the prospectus:

BNYM Investment Adviser has engaged its affiliate, Newton Investment Management North America, LLC (Newton), to serve as the sub-investment adviser of: (i) BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund responsible for the portions of the fund's assets allocated to the Dynamic Large Cap Value Strategy and the U.S. Large Cap Growth Strategy; (ii) BNY Mellon Income Stock Fund; (iii) BNY Mellon Mid Cap Multi-Strategy Fund responsible for the portions of the fund's assets allocated to the Opportunistic Mid Cap Value Strategy and the Mid Cap Growth Strategy; (iv) BNY Mellon Small Cap Multi-Strategy Fund responsible for the portions of the fund's assets allocated to the Opportunistic Small Cap Strategy, the Small Cap Value Strategy and the Small Cap Growth Strategy; (v) BNY Mellon Small/Mid Cap Multi-Strategy Fund responsible for the portions of the fund's assets allocated to the Opportunistic Small/Mid Cap Strategy, the Small/Mid Cap Value Strategy and the Small/Mid Cap Growth Strategy; (vi) BNY Mellon International Fund; (vii) BNY Mellon Emerging Markets Fund; and (viii) BNY Mellon International Equity Income Fund. Newton, subject to BNYM Investment Adviser's supervision and approval, provides investment advisory assistance and research and the day-to-day management of the respective fund's assets or the portion of the respective fund's assets allocated to the strategies described above. Newton is an indirect wholly-owned subsidiary of BNY Mellon registered in the United States with the Securities and Exchange Commission as an investment adviser. Newton's principal office is located at BNY Mellon Center, 201 Washington Place, Boston, Massachusetts 02108. As of December 31, 2020, Newton, together with its affiliates that comprise the Newton group of companies, managed approximately $63 billion in discretionary separate accounts and other investment accounts. A discussion regarding the basis for the board's approving the sub-investment advisory agreement between BNYM Investment Adviser and Newton will be available in the fund's annual report for the fiscal year ending August 31, 2021.

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The preceding information supersedes and replaces any contrary information contained in the section "Fund Details – Management – Biographical Information" in the prospectus.

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MFT-S0921